Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of interest rate risk exposure
The Company’s interest rate risk exposure is mainly related to long-term debt obligations.

As at	Dec 31 2018	Dec 31 2017
Fixed interest rate debt:
Unsecured notes	$1,189,976	$1,188,163
Other limited recourse debt facilities	161,601	—
	$1,351,577	$1,188,163
Variable interest rate debt:
Egypt limited recourse debt facilities	$101,226	$241,190
Other limited recourse debt facilities	5,483	72,918
	$106,709	$314,108

Expected cash flows of financial liabilities by maturity date
The expected cash flows of financial liabilities from the date of the balance sheet to the contractual maturity date are as follows:

As at December 31, 2018	Carrying amount	Contractual cash flows	1 year or less	1-3 years	3-5 years	More than 5 years
Trade and other payables[1]	$516,153	$516,153	$516,153	$—	$—	$—
Finance lease obligations	198,374	370,274	32,222	65,628	66,201	206,223
Long-term debt[2]	1,458,286	2,129,284	453,430	187,564	365,200	1,123,090
Cash flow hedges[3]	105,721	123,615	7,006	35,551	40,130	40,928
	$2,278,534	$3,139,326	$1,008,811	$288,743	$471,531	$1,370,241

[1]	Excludes tax and accrued interest.

[2]
Contractual cash flows include contractual interest payments related to debt obligations and finance lease obligations. Interest rates on variable rate debt are based on prevailing rates as at December 31, 2018.

[3]	Cash flow hedges includes the impact of discounting and credit valuation adjustments